September 27, 2007
VIA EDGAR AND OVERNIGHT COURIER
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:	Marc D. Thomas Division of Corporation Finance

Re:	BackWeb Technologies Ltd. Form 8-K filed September 12, 2007 File No. 0-26241
Dear Mr. Thomas:
     On behalf of BackWeb Technologies Ltd. (the “Company”), we are responding to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in your letter dated September 18, 2007 with respect to the Company’s Form 8-K filed September 12, 2007 (the “Form 8-K”). The numbered paragraphs below correspond to the numbered comments in that letter; your comments are presented in bold italics.
Form 8-K Filed September 12, 2007
1.	The Item 304(a)(2)(i) and (ii) of Regulation S-K disclosures address the fiscal years ended March 31, 2006 and 2005; however, the Company’s fiscal year end was December 31st for both the 2006 and 2005 fiscal years. Amend the Form 8-K to address the appropriate audited fiscal periods.
     The Company today filed an amendment to the Form 8-K to correct the error identified by the Staff.
2.	In your amended Form 8-K, included a dated Exhibit 16 letter from the former accountants addressing the revised disclosure.
     The Company has included the required letter from Grant Thornton LLP as Exhibit 16.1 to the amended Form 8-K.

Marc D. Thomas
Securities and Exchange Commission
September 27, 2007

* * *
     The Company hereby acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
* * *
     Please feel free to contact the undersigned at (408) 933-1722 should you have any questions or comments.

Sincerely,
/s/ William Heye
William Heye
Chief Executive Officer

cc:	Mike Herrinton
Mike Rebholtz (Grant Thornton LLP)
Barry Kramer, Esq. (Fenwick & West LLP)
Scott Leichtner, Esq. (Fenwick & West LLP)

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